Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Components of Carrying Value of Debt

The following table summarizes the components of the carrying value of debt:

	December 31,	December 31,
	2022	2021
Credit Agreement	$10,000	$10,000
Payment of principal	(2,244)	—
Unamortized deferred issuance costs	(828)	(1,583)
Exit fee accretion	191	114
Total debt	$7,119	$8,531

Current portion	$5,600	$2,222
Long-term portion, net	1,519	6,309